Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases
Leases

The table below provides the total amount of lease payments on an undiscounted basis on our chartered-in contracts as of June 30, 2020:

Charter-in vessels in operation
June 30, 2021	$2,172
June 30, 2022	2,172
June 30, 2023	2,087
June 30, 2024	2,086
June 30, 2025	2,081
June 30, 2026 and thereafter	8,191
Total	$18,789
Operating lease liabilities, including current portion	$13,697
Discount based on incremental borrowing rate	$5,092